SENIOR SECURED PROMISSORY NOTES							9 Months Ended	12 Months Ended
	Dec. 03, 2022 USD ($)	Dec. 02, 2022 USD ($)	Sep. 29, 2022 USD ($)	Aug. 04, 2022 USD ($) shares	Apr. 28, 2022 USD ($)	Dec. 03, 2021 USD ($)	Oct. 31, 2021 USD ($)	Oct. 31, 2022 USD ($) Segment	Jan. 31, 2021 USD ($)
IfrsStatementLineItems [Line Items]
SENIOR SECURED PROMISSORY NOTES

10. SENIOR SECURED PROMISSORY NOTES

December Financing

On December 3, 2021, the Company issued senior secured promissory notes (the “December Senior Secured Promissory Notes”) in the amount of $3,000,000. The December Senior Secured Promissory Notes have a maturity date of December 3, 2022 and bear interest at 8% per annum. The December Senior Secured Promissory Notes are secured by the Company’s assets.

Should the Company complete any public offering of securities or any other financing or capital-raising transaction of any kind (each a “Subsequent Offering”) for gross proceeds of over $5,000,000 prior to December 3, 2022, the Company shall repay the notes in their entirety.

In conjunction with the issuance of the December Senior Secured Promissory Notes, the Company incurred transaction costs consisting of finders’ fees and professional fees in the amount of $396,500, which was offset against the December Senior Secured Promissory Notes at recognition. The effective interest rate on the December Senior Secured Promissory Notes was determined to be 22% per annum.

As part of the agreement, the Company is also to issue units to the holders of the December Senior Secured Promissory Notes (“the Units”) with the same terms as units to be issued as part of the Company’s initial public offering (“IPO”). The number of Units is determined by dividing 50% of the principal amount of the Secured Promissory Notes by the unit price of the Company’s IPO. Each Unit will comprise of one of the common shares and one warrant (the “Warrants”). Each Warrant is exercisable into one common share at an exercise price equal to the share price of the Company’s IPO. The Warrants will expire five and a half years after the closing of the Company’s IPO.

On August 4, 2022, the Company completed its IPO and repaid principal amounts of $3,000,000 and $130,882 in interest for the December Senior Secured Promissory Notes. In addition to the repayment, the Company issued 360,577 Units to the holders of the December Senior Secured Promissory Notes. The fair value of the Units issued of $1,500,000 has been recognized as financing costs during the year ended October 31, 2022. $488,149 of the fair value was allocated to the warrants and was estimated using the Black-Scholes Options Pricing Model using the following assumptions: expected dividend yield - 0%, expected volatility - 66%, risk-free interest rate – 2.79% and an expected remaining life - 5 years.

April Financing

On April 28, 2022, the Company issued senior secured promissory notes (the “April Senior Secured Promissory Notes”) in the amount of $1,650,000. The April Senior Secured Promissory Notes have a maturity date of December 2, 2022 and bear interest at 8% per annum. The April Senior Secured Promissory Notes are secured by the Company’s assets. In the event of default, the interest rate increases to 15%.

The April Senior Promissory Notes were issued with a 10% discount such that funds of $1,500,000 were received by the Company. In conjunction with the issuance of the April Senior Secured Promissory Notes, the Company incurred transaction costs consisting of finders’ fees and professional fees in the amount of $242,750, which was offset against the April Senior Secured Promissory Notes at recognition. The effective interest rate on the April Senior Secured Promissory Notes was determined to be 55% per annum.

Should the Company complete any public offering of securities or any Subsequent Offering for gross proceeds of over $5,000,000 prior to December 2, 2022, the Company shall repay the notes in their entirety.

As part of the agreement, the Company is also to issue shares to the holders of the April Senior Secured Promissory Notes (“the Commitment Shares”) with the same terms as units to be issued as part of the Company’s IPO. The number of Commitment Shares is determined by dividing 100% of the principal amount of the April Secured Promissory Notes by the share price of the Company’s IPO.

On August 4, 2022, the Company completed its IPO and repaid principal amounts of $1,650,000, and $71,985 in interest for the April Senior Secured Promissory Notes. In addition to the repayment, the Company issued 396,635 Commitment Shares to the holders of the April Senior Secured Promissory Notes. The fair value of the Commitment Shares issued of $1,113,036 has been recognized as financing costs during the year ended October 31, 2022.

BRUUSH ORAL CARE INC.

NOTES TO THE FINANCIAL STATEMENTS

(Expressed in U.S. dollars)

Twelve months ended October 31, 2022, nine months ended October 31, 2021 and twelve months ended January 31, 2021

10. SENIOR SECURED PROMISSORY NOTES (continued)

On September 29, 2022, the Company paid one of the lenders an additional forebearance fee of $75,000 in conjunction with the December and April financings.

A continuity of the senior secured promissory notes below:

	December Senior Secured Promissory Notes	April Senior Secured Promissory Notes	Total
Balance, January 31, 2021 and October 31, 2021	$-	$-	$-
Additions	3,000,000	1,650,000	4,650,000
Discount	-	(150,000)	(150,000)
Transaction costs	(396,500)	(242,750)	(639,250)
Accretion	527,382	464,735	992,117
Repayment	(3,130,882)	(1,721,985)	(4,852,867)
Balance, October 31, 2022	$-	$-	$-

Proceeds from borrowings, classified as financing activities							$ 14,253		$ 28,506
Professtional fee							241,854	521,064	222,870
Repayments of borrowings, classified as financing activities								29,203	433,987
Interest paid, classified as financing activities								$ 311,617
Expected dividend as percentage, share options granted								0.00%	0.00%
Expected volatility, share options granted								100.00%	100.00%
Risk free interest rate, share options granted								1.11%	0.25%
Issuance of debt							$ 27,144		$ 17,580
December senior secured promissory note [member]
IfrsStatementLineItems [Line Items]
Long term debt						$ 3,000,000
Debt interest rate						8.00%
Professtional fee						$ 396,500
Effective interest rate						22.00%
Repayments of borrowings, classified as financing activities				$ 3,000,000
Interest paid, classified as financing activities				$ 130,882
Number of shares issued and fully paid | shares				360,577
Fair value of finance cost								1,500,000
Fair value was allocated to the warrants								$ 488,149
Expected dividend as percentage, share options granted								0.00%
Expected volatility, share options granted								66.00%
Risk free interest rate, share options granted								279.00%
Option life, share options granted | Segment								5
December senior secured promissory note [member] | Initial public offering [member]
IfrsStatementLineItems [Line Items]
Principal amount rate						50.00%
December senior secured promissory note [member] | Nonadjusting event [member]
IfrsStatementLineItems [Line Items]
Proceeds from borrowings, classified as financing activities	$ 5,000,000
April senior secured promissory note [member]
IfrsStatementLineItems [Line Items]
Long term debt					$ 1,650,000
Debt interest rate					8.00%
Professtional fee					$ 242,750
Effective interest rate					55.00%
Repayments of borrowings, classified as financing activities				$ 1,650,000
Interest paid, classified as financing activities				$ 71,985
Number of shares issued and fully paid | shares				396,635
Notes maturity date					December 2, 2022
Increase interest rate					15.00%
Promissory note percentage					10.00%
Issuance of debt					$ 1,500,000
[custom:FairValueOfCommitmentOfRecognizedFinancingCost]								$ 1,113,036
April senior secured promissory note [member] | Initial public offering [member]
IfrsStatementLineItems [Line Items]
Principal amount rate								100.00%
April senior secured promissory note [member] | Nonadjusting event [member] | Initial public offering [member]
IfrsStatementLineItems [Line Items]
Proceeds from borrowings, classified as financing activities		$ 5,000,000
Senior secured promissory note [member]
IfrsStatementLineItems [Line Items]
Additional forebearance fee			$ 75,000